Goodwill and Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the three months ended March 31, 2019, are as follows (in thousands):

	Premier	J&S	Corporate and Other	Consolidated
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683
Changes in goodwill:
Additions (1)	—	5,429	—	5,429
Adjustments	—	—	—	—
Balance at March 31, 2019	$53,517	$10,813	$782	$65,112
________
(1) The addition of approximately $5.4 million relates to the preliminary valuation of assets and liabilities related to J&S’ acquisition of BAV.

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, are as follows (in thousands):

	Premier	J&S	Corporate and Other	Consolidated
Balance at January 1, 2017
Changes in goodwill:
Additions (1)	$—	$12,165	$782	$12,947
Adjustments	—	—	—	—
Balance at December 31, 2017	$—	$12,165	$782	$12,947
Changes in goodwill:
Additions	53,517	—	—	53,517
Adjustments (2)	—	(6,781)	—	(6,781)
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683

(1) Corporate and Other additions reflect the goodwill acquired as a result of the acquisition of Pure Wellness.
(2) The adjustment of approximately $6.8 million relates primarily to the preliminary valuation of assets and liabilities related to the J&S acquisition.

Schedule of Finite-Lived Intangible Assets
Intangible assets, net as of March 31, 2019 and December 31, 2018, are as follows (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(70)	$105	$175	$(61)	$114
J&S customer relationships	8,719	(1,332)	7,387	6,519	(1,087)	5,432
Premier management contracts	188,800	(7,088)	181,712	188,800	(4,353)	184,447
	$197,694	$(8,490)	$189,204	$195,494	$(5,501)	$189,993

Indefinite-lived intangible assets:
J&S trademarks	$3,551			$3,201
	$3,551			$3,201

Intangible assets, net as of December 31, 2018 and 2017, are as follows (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(61)	$114	$175	$(26)	$149
J&S customer relationships	6,519	(1,087)	5,432	6,519	(156)	6,363
Premier management contracts	188,800	(4,353)	184,447	—	—	—
	$195,494	$(5,501)	$189,993	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net as of March 31, 2019 and December 31, 2018, are as follows (in thousands):

	March 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(70)	$105	$175	$(61)	$114
J&S customer relationships	8,719	(1,332)	7,387	6,519	(1,087)	5,432
Premier management contracts	188,800	(7,088)	181,712	188,800	(4,353)	184,447
	$197,694	$(8,490)	$189,204	$195,494	$(5,501)	$189,993

Indefinite-lived intangible assets:
J&S trademarks	$3,551			$3,201
	$3,551			$3,201

Intangible assets, net as of December 31, 2018 and 2017, are as follows (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(61)	$114	$175	$(26)	$149
J&S customer relationships	6,519	(1,087)	5,432	6,519	(156)	6,363
Premier management contracts	188,800	(4,353)	184,447	—	—	—
	$195,494	$(5,501)	$189,993	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201